STATEMENT OF ADDITIONAL INFORMATION


                           U.S. GLOBAL INVESTORS FUNDS




                          CHINA REGION OPPORTUNITY FUND

                                  (THE "FUND")










     This Statement of Additional Information is not a prospectus but should be read in conjunction with the appropriate Fund prospectus dated November 1, 1996 (the "prospectus"), which may be obtained from U.S. Global Investors, Inc. (formerly United Services Advisors, Inc.) (the "Advisor"), P.O. Box 29467, San Antonio, Texas 78229-0467.

         The date of this Statement of Additional Information is November 1, 1996, as amended February 24, 1997.

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             Statement of Additional Information - China Region Opportunity Fund

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                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS


                                                                            PAGE

GENERAL INFORMATION............................................................3

INVESTMENT OBJECTIVES AND POLICIES.............................................4
     Investment Restrictions...................................................4

SPECIAL RISK CONSIDERATIONS....................................................5

PORTFOLIO TRANSACTIONS........................................................10

MANAGEMENT OF THE FUND........................................................10

PRINCIPAL HOLDERS OF SECURITIES...............................................14

INVESTMENT ADVISORY SERVICES..................................................14

TRANSFER AGENCY AND OTHER SERVICES............................................16

ADDITIONAL INFORMATION ON REDEMPTIONS.........................................16

CALCULATION OF PERFORMANCE DATA...............................................17

TAX STATUS....................................................................17
     Taxation of the Fund--In General.........................................17
     Taxation of the Fund's Investments.......................................18
     Taxation of the Shareholder..............................................18

CUSTODIAN.....................................................................19

INDEPENDENT ACCOUNTANT .......................................................19

FINANCIAL STATEMENTS..........................................................19

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                               GENERAL INFORMATION

     U.S. Global Investors Funds (the "Trust") is an open-end management investment company and is a voluntary association of the type known as a "business trust" organized under the laws of the Commonwealth of Massachusetts. The China Region Opportunity Fund (hereinafter sometimes referred to as the "Fund") is one of several series of the Trust, each of which represents a separate, diversified portfolio of securities (collectively referred to herein as the "Portfolios" and individually as a "Portfolio").

     The assets received by the Trust from the issue or sale of shares of each of the funds, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are separately allocated to such fund. They constitute the underlying assets of each fund, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to such fund. Any general expenses of the Trust, not readily identifiable as belonging to a particular fund, will be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.

     Each share of each of the funds represents an equal proportionate interest in that fund with each other share and is entitled to such dividends and distributions, out of the income belonging to that fund, as are declared by the Board. Upon liquidation of the Trust, shareholders of each fund are entitled to share pro rata in the net assets belonging to the fund available for distribution.

     The Trustees have exclusive power, without the requirement of shareholder approval, to issue series of shares without par value, each series representing interests in a separate portfolio, or divide the shares of any portfolio into classes, each class having such different dividend, liquidation, voting and other rights as the Trustees may determine, and may establish and designate the specific classes of shares of each portfolio. Before establishing a new class of shares in an existing portfolio, the Trustees must determine that the establishment and designation of separate classes would not adversely affect the rights of the holders of the initial or previously established and designated class or classes.

     As described under "The Trust" in the prospectus, under the Trust's First Amended and Restated Master Trust Agreement (the "Master Trust Agreement"), no annual or regular meeting of shareholders is required. In addition, after the Trustees were initially elected by the shareholders, the Trustees became a self-perpetuating body. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940.

     On any matter submitted to shareholders, the holder of each share is entitled to one vote per share (with proportionate voting for fractional shares). On matters affecting any individual fund, a separate vote of that fund would be required. Shareholders of any fund are not entitled to vote on any matter which does not affect their fund but which requires a separate vote of another fund.

     Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

     Shares  have  no   preemptive   or   subscription   rights  and  are  fully
transferable. There are no conversion rights.


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     Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                       INVESTMENT OBJECTIVES AND POLICIES

     The  following  information   supplements  the  discussion  of  the  Fund's
investment objectives and policies discussed in the Fund's prospectus.

INVESTMENT RESTRICTIONS

     The Fund will not change any of the following investment restrictions, without the affirmative vote of a majority of the outstanding voting securities of the Fund, which, as used herein, means the lesser of (1) 67% of the Fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of the Fund are represented either in person or by proxy, or
(2) more than 50% of the Fund's outstanding shares.

     The Fund may not:

     (1)  Issue senior securities.
     (2) Borrow money, except that the Fund may borrow not in excess of 5% of its total assets from banks as a temporary measure for extraordinary purposes and may borrow up to 33 1/3% of the amount of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowing) when deemed desirable or appropriate to effect redemptions. However, the Fund may not purchase additional securities while borrowing exceeds 5% of the total assets of the Fund.
     (3)  Underwrite the securities of other issuers.
     (4)  Invest  in  real  estate.
     (5) Engage in the purchase or sale of commodities or commodity futures contracts, except that the Fund may invest in futures contracts and options thereon.
     (6)  Lend its assets,  except that the Fund may purchase  money market debt obligations and repurchase agreements secured by money market obligations, and except for the purchase or acquisition of bonds, debentures or other debt securities of a type customarily purchased by institutional investors and except that the Fund may lend portfolio securities with an aggregate market value of not more than one-third of the Fund's total net assets. (Accounts receivable for shares purchased by telephone will not be deemed loans.)
     (7) Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions.
     (8)  Make short  sales.
     (9) Invest more than 15% of net assets in illiquid securities, including securities which are subject to legal or contractual restrictions on resale.
     (10) Invest more than 25% of its total assets in securities of companies principally engaged in any one industry (other than obligations issued or guaranteed by the U.S. Government or any of its

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          agencies or  instrumentalities).  For purposes of this restriction,  a foreign government is deemed to be an "industry."
     (11) (a) Invest more than 5% of the value of its total assets in securities
          of  any  one  issuer,   except  such  limitation  will  not  apply  to
          obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or (b) acquire more than 10% of the voting securities of any one issuer as discussed in the prospectus, such limitations apply to only 75% of the value of the Fund's total assets.


                           SPECIAL RISK CONSIDERATIONS

     The following discussion of some of the most significant risks associated with an investment in the Fund supplements the discussion in the prospectus.

     FOREIGN INVESTMENTS: Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the United States securities laws. Foreign issuers are generally not bound by uniform accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation of the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investment. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and such markets may periodically close for extended periods (e.g., two weeks during the Chinese New Year), affecting the liquidity and pricing of portfolio securities. Securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable United States companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

     CHINA'S LEGAL SYSTEM: China does not have a comprehensive system of laws, although substantial changes have occurred in this regard in recent years. The corporate form of organization has only recently been permitted in China. Laws regarding fiduciary duties of officers and directors and the protection of shareholders are not well developed. China's judiciary is relatively inexperienced in enforcing the laws that exist, leading to a higher than usual degree of uncertainty as to the outcome of any litigation.

     TAIWAN INVESTMENT LIMITATIONS: As of the date of this registration statement, Taiwan limits a foreign institution's investments in Taiwan to no more than $ 400 million.

     FUTURES CONTRACTS: The Fund may sell futures contracts to hedge against a decline in the market price of securities which it owns or purchase futures contracts to remain more fully invested (but not to leverage the portfolio) to defend the portfolio against currency fluctuations. When the Fund purchases or sells a futures contract, the Fund will be required to deposit an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract amount ("initial margin") with the broker. The nature of initial margin in futures transactions

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is  different  from that of margin in  securities  transactions  in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all of the Fund's
contractual  obligations  have  been  satisfied.   Subsequent  payments,  called
variation margin, to and from the broker will be made on a daily basis as the price of the underlying currency, stock or stock index fluctuates making the futures contract more or less valuable, a process known as "marking-to-market." For example, when the Fund has sold a currency futures contract and the prices of the stocks included in the underlying currency have fallen, that position will have increased in value and the Fund will receive a variation margin payment from the broker equal to that increase in value. Conversely, when the Fund has sold a currency futures contract and the prices of the underlying currency have risen, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and it realizes a loss or a gain.

     There is a risk that futures price movements will not correlate perfectly with movements in the value of the underlying stock or stock index. For a number of reasons, the price of the future may move more than or less than the price of the securities that make up the index. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the stock market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

     There is a further risk that a liquid secondary trading market may not exist at all times for these futures contracts, in which event the Fund might be unable to terminate a futures position at a desired time. Positions in stock index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

     OPTIONS: The Fund may sell call options or purchase put options on futures contracts to hedge against a decline in the market price of securities which it owns or to defend the portfolio against currency fluctuations. The Fund may also purchase call options or sell put options on futures contracts to remain more fully invested until suitable investments can be made in individual equity securities. Options on futures contracts differ from options on individual securities in that the exercise of an option on a futures contract does not involve delivery of an actual underlying security. Options on futures contracts are settled in cash only. The purchaser of an option receives a cash settlement amount and the writer of an option is required, in return for the premium received, to make delivery of a certain amount if the option is exercised. A position in an option on a futures contract may be offset by either the purchaser or writer by entering into a closing transaction, or the purchaser may terminate the option by exercising it or allowing it to expire.

     The risks associated with the purchase and sale of options on futures contracts are generally the same as those relating to options on individual securities. However, the value of an option on a futures contract depends

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primarily on movements  in the value of the  currency,  stock or the stock index underlying the futures contract rather than in the price of a single security. Accordingly, the Fund will realize a gain or loss from purchasing or writing an option on a futures contract as a result of movements in the related currency or in the stock market generally, rather than changes in the price for a particular security. Therefore, successful use of options on futures contracts by the Fund will depend on the Advisor's ability to predict movements in the direction of the currency or stock market underlying the futures contract. The ability to predict these movements requires different skills and techniques than predicting changes in the value of individual securities.

     Because index options are futures contracts settled in cash, the Fund cannot be assured of covering its potential settlement obligations under call options it writes on futures contracts by acquiring and holding the underlying securities. Unless the Fund has cash on hand that is sufficient to cover the cash settlement amount, it would be required to sell securities owned in order to satisfy the exercise of the option.

     As a non-fundamental policy, the Fund will neither purchase nor write an options contract if immediately thereafter the aggregate market value of all outstanding options purchased and written by the Fund would exceed 5% of the Fund's total assets. In the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

     As a non-fundamental policy, the China Fund will not purchase a futures contract (except for closing transactions) if, immediately thereafter, the market value of all open futures contracts is greater than the market value of the China Fund's cash and cash equivalents (including cash, repurchase agreements, and high quality fixed income securities with a final maturity of less than one year)..

SEGREGATED ASSETS AND COVERED POSITIONS

     When purchasing or selling a futures contract, purchasing or selling an uncovered option, or purchasing securities on a when-issued or delayed delivery basis, the Fund will restrict cash, which may be invested in repurchase obligations, or liquid securities. When purchasing a futures contract, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the notional value of the futures contract and not less than the market price at which the futures contract was established. In addition, to prevent leveraging, the Fund will not purchase a futures contract unless it has cash or cash equivalents (whether segregated or not) at least equal to the notional value of the futures contract. The Fund may sell futures either to hedge existing portfolio positions or to close out long transactions. When purchasing a futures contract, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the market value of the futures contract and not less than the market price at which the futures contract was established. When selling an uncovered call option, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the value of securities underlying the call option and not less than the strike price of the call option. When selling an uncovered put option, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the value of securities underlying the put option and not less than the strike price of the put option. When purchasing securities on a when-issued or delayed delivery basis, the amount of restricted cash or liquid securities will be at least equal to the Fund's when-issued or delayed delivery commitments.

     The restricted cash or liquid securities will either be identified as restricted in the Fund's accounting records or be physically segregated in a separate account at Bankers Trust Company, the Fund's custodian. For the purpose of determining the adequacy of the liquid securities which have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid

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securities  will  be  restricted  on a daily  basis  so that  the  value  of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by the Fund.

     Fund assets need not be segregated if the Fund "covers" the futures contract, call option, or put option sold. For example, the Fund could cover a futures or forward contract which it has sold short by owning the securities or currency underlying the contract. The Fund may also cover this position by holding a call option permitting the Fund to purchase the same futures or forward contract at a price no higher than the price at which the sell position was established.

     The Fund could cover a call option which it has sold by holding the same currency or security (or, in the case of a stock index, a portfolio of stock substantially replicating the movement of the index) underlying the call option. The Fund may also cover by holding a separate call option of the same security or stock index with a strike price no higher than the strike price of the call option sold by the Fund. The Fund could cover a call option which it has sold on a futures contract by entering into a long position in the same futures contract at a price no higher than the strike price of the call option or by owning the securities or currency underlying the futures contract. The Fund could also cover a call option which it has sold by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

     FOREIGN CURRENCY TRANSACTIONS: Investments in foreign companies usually involve use of currencies of foreign countries. The Fund also may hold cash and cash-equivalent investments in foreign currencies. The value of the Fund's assets as measured in U.S. dollars will be affected by changes in currency exchange rates and exchange control regulations. The Fund may, as appropriate markets are developed, but is not required to, engage in currency transactions including cash market purchases at the spot rates, forward currency contracts, exchange listed currency futures, exchange listed and over-the-counter options on currencies, and currency swaps for two purposes. One purpose is to settle investment transactions. The other purpose is to try to minimize currency risks.

     All currency transactions involve a cost. Although foreign exchange dealers generally do not charge a fee, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Commissions are paid on futures options and swaps transactions, and options require the payment of a premium to the seller.

     A forward contract involves a privately negotiated obligation to purchase or sell at a price set at the time of the contract with delivery of the currency generally required at an established future date. A futures contract is a standardized contract for delivery of foreign currency traded on an organized exchange that is generally settled in cash. An option gives the right to enter into a contract. A swap is an agreement based on a nominal amount of money to exchange the differences between currencies.

     The Fund will generally use spot rates or forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a spot rate or forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

     The Fund may use forward or futures contracts, options, or swaps when the investment manager believes the currency of a particular foreign country may suffer a substantial decline against another currency. For

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example, it may enter into a currency transaction to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the securities transactions and the value of securities involved generally will not be possible. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term strategy is highly uncertain.

     The Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies in which the Fund has (or expects to have) portfolio exposure.

     The Fund may engage in proxy hedging. Proxy hedging is often used when the currency to which a fund's portfolio is exposed is difficult to hedge. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and simultaneously buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked securities.

     The Fund will not enter into a currency transaction or maintain an exposure as a result of the transaction when it would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating the transaction. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitment.

     On the settlement date of the currency transaction, the Fund may either sell portfolio securities and make delivery of the foreign currency or retain the securities and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting position. It is impossible to forecast what the market value of portfolio securities will be on the settlement date of a currency transaction. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the securities is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio securities if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The Fund will realize gains or losses on currency transactions.

     The Fund may also buy put options and write covered call options on foreign currencies to try to minimize currency risks. The risk of buying an option is the loss of premium. The risk of selling (writing) an option is that the currency option will minimize the currency risk only up to the amount of the premium, and then only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy the underlying currency at the loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund may also be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements on exchange rates. All options written on foreign currencies will be covered; that is, the Fund will own securities denominated in the foreign currency, hold cash equal to its obligations or have contracts that offset the options.

     The Fund may construct a synthetic foreign currency investment, sometimes called a structured note, by (a) purchasing a money market instrument which is a note denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because the availability

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                                       9
of a variety of highly liquid short-term U.S. dollar market instruments, or notes, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency.


                             PORTFOLIO TRANSACTIONS

     The Advisory Agreement between the Trust and the Advisor requires that the Advisor, in executing portfolio transactions and selecting brokers or dealers, seeks the best overall terms available. In assessing the terms of a transaction, consideration may be given to various factors, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis), the reasonableness of the commission, if any, and the brokerage and research services provided to the Trust and/or other accounts over which the Advisor or an affiliate of the Advisor exercises investment discretion. Under the Advisory Agreement, the Advisor is permitted, in certain circumstances, to pay a higher commission than might otherwise be obtained in order to acquire brokerage and research services. The Advisor must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised. In such case, the Board of Trustees will review the commissions paid by each Fund of the Trust to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits obtained. The advisory fee of the Advisor would not be reduced by reason of its receipt of such brokerage and research services. To the extent that research services of value are provided by broker-dealers through or with whom the Trust places portfolio transactions, the Advisor may be relieved of expenses which it might otherwise bear.

     The Trust may, in some instances, purchase securities that are not listed on a national securities exchange or quoted on NASDAQ, but rather are traded in the over-the-counter market. When the transactions are executed in the over-the-counter market, it is intended generally to seek first to deal with the primary market makers. However, the services of brokers will be utilized if it is anticipated that the best overall terms can thereby be obtained. The Fund paid a total of $78,918 in brokerage fees for the year ended June 30, 1996.


                             MANAGEMENT OF THE FUND

     The Trustees and Officers of the Trust and their principal occupations during the past five years are set forth below. Except as otherwise indicated, the business address of each is 7900 Callaghan Road, San Antonio, Texas 78229-0467.


     NAME AND                  TRUST
     ADDRESS                  POSITION              PRINCIPAL OCCUPATION
--------------------        ------------    ------------------------------------

John P. Allen               Trustee         President,    Deposit   Development
5600 San Pedro                              Associates  Inc., a bank  marketing
San Antonio, TX                             firm.  President,   Paragon  Press.
                                            Partner, Rio Cibolo Ranch, Inc.

William A. Fagan, Jr.       Chairman of     Chairman  of the Board of  Trustees
P.O. Box 17903              the Board of    since  January  1,  1989.  Business
San Antonio, TX             Trustees        consultant since 1976.

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                                       10

     NAME AND                  TRUST
     ADDRESS                  POSITION              PRINCIPAL OCCUPATION
--------------------        ------------    ------------------------------------

E. Douglas Hodo             Trustee         Chief Executive  Officer of Houston
7706 Fondren                                Baptist  University.  Formerly Dean
Houston, TX                                 and   Professor  of  Economics  and
                                            Finance,   College   of   Business,
                                            University of Texas at San Antonio.

Charles Z. Mann             Trustee         Business  consultant  since January
Turning Point                               1, 1993. Chairman, Bermuda Monetary
13 Knapton Estates                          Authority   from   1986  to   1992.
Rd.                                         Executive    Vice    President   of
Smiths, Bermuda                             International   Median  Limited,  a
HS01                                        private investment holding company,
                                            from  1979 to 1985  and  previously
                                            general  manager  of  Bank  of N.T.
                                            Butterfield   &   Son,    Ltd.,   a
                                            Bermuda-based  bank.   Currently  a
                                            Director of Bermuda  Electric Light
                                            Company,  Ltd.;  Overseas  Imports,
                                            Ltd.;     Tyndall     International
                                            (Bermuda)     Ltd.;    Old    Court
                                            International   Reserves  Ltd.;  XL
                                            Investments     Limited,      Glaxo
                                            (Bermuda) Limited.

W.C.J. van Rensburg         Trustee         Professor of Geological Science and
6010 Sierra Arbor                           Petroleum  Engineering,  University
Court                                       of   Texas   at   Austin.    Former
Austin, TX                                  Associate   Director,   Bureau   of
                                            Economic  Geology,   University  of
                                            Texas. Former Chairman,  Department
                                            of  Geosciences,  West Texas  State
                                            University.     Former    technical
                                            director of South African  Minerals
                                            Bureau   and   British    Petroleum
                                            Professor  of Energy  Economics  at
                                            the   Ran   Afrikaans   University,
                                            Johannesburg, South Africa.
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                                       11

     NAME AND                  TRUST
     ADDRESS                  POSITION              PRINCIPAL OCCUPATION
--------------------        ------------    ------------------------------------

Frank E. Holmes*            Trustee,        Chairman of the Board of Directors,
                            President and   and Chief Executive  Officer of the
                            Chief           Advisor  since  October  27,  1989.
                            Executive       President   from  October  1989  to
                            Officer         September    1995.    Director   of
                                            Security  Trust & Financial  Company
                                            ("ST&FC"), a wholly-owned subsidiary
                                            of  Advisor,  since  November  1991.
                                            President,  Chief Executive  Officer
                                            and  Trustee of  Accolade  Funds,  a
                                            Massachusetts     business     trust
                                            consisting of no-load  mutual funds,
                                            since April  1993.  Director of U.S.
                                            Advisors   (Guernsey)   Limited,   a
                                            wholly-owned   subsidiary   of   the
                                            Advisor,  and of the Guernsey  Funds
                                            managed by that Company since August
                                            1993.  Director of  Marleau,  Lemire
                                            Inc.  from  January 1995 to December
                                            1995. Director of Franc-Or Resources
                                            Corp since November  1994.  Director
                                            of  United  Services  Canada,   Inc.
                                            (formerly  United Services  Advisors
                                            Wealth   Management   Corp.)   since
                                            February  1995 and  Chief  Executive
                                            Officer  from   February  to  August
                                            1995.   Trustee   of   Pauze/Swanson
                                            United  Services Funds from November
                                            1993 to February  1996.  Independent
                                            business  consultant  and  financial
                                            adviser  from July  1978 to  October
                                            1989.  From  July  1978  to  October
                                            1989,  held various  positions  with
                                            Merit  Investment   Corporation,   a
                                            Canadian      investment     dealer,
                                            including  the  latest  position  as
                                            Executive  Vice  President-Corporate
                                            Finance.  Formerly  a member  of the
                                            Toronto   Stock   Exchange   Listing
                                            Committee,    Registered   Portfolio
                                            Manager   with  the  Toronto   Stock
                                            Exchange,  and former  President and
                                            Chairman of the  Toronto  Society of
                                            Investment   Dealers    Association.
                                            Formerly   a   Director   of   Merit
                                            Investment Corporation.


                                            -----------------------------------

                                            *  This  Trustee  may be  deemed  an
                                            "interested  person" of the Trust as
                                            defined  in the  Investment  Company
                                            Act of 1940.

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                                       12

     NAME AND                  TRUST
     ADDRESS                  POSITION              PRINCIPAL OCCUPATION
--------------------        ------------    ------------------------------------

Bobby D. Duncan             Executive       President  of  the  Advisor   since
                            Vice            September 1995 and Chief  Financial
                            President,      Officer    since    August    1996.
                            Chief           Executive  Vice President and Chief
                            Operating       Financial  Officer  of the  Advisor
                            Officer,        from  October 27, 1989 to September
                            Chief           1995. Chief Operating Officer since
                            Financial       November 1, 1993. President,  Chief
                            Officer         Executive Officer,  Chief Operating
                                            Officer, Chief Financial Officer and
                                            Treasurer   of  the   Advisor   from
                                            January 1, 1989 to October 27, 1989.
                                            Prior to January  1990 held  various
                                            positions with the Trust,  including
                                            Executive Vice President, Treasurer,
                                            Chief  Operating  Officer  and Chief
                                            Financial  Officer.  Served  as sole
                                            Director and Chief Executive Officer
                                            of  USSI  from   September  1988  to
                                            November   1989.   Director  of  A&B
                                            Mailers,  Inc.  since  February 1988
                                            and Chairman since July 1991.  Chief
                                            Executive Officer,  President, Chief
                                            Operating  Officer,  Chief Financial
                                            Officer,  and a  Director  of  USSI.
                                            Director of the Advisor  since 1986.
                                            President  of  ST&FC  since  January
                                            1996.   Director,   Executive   Vice
                                            President,   and   Chief   Financial
                                            Officer of ST&FC from  November 1991
                                            to  March   1994.   Executive   Vice
                                            President,  Chief Financial  Officer
                                            of Accolade  Funds since April 1993.
                                            Vice   President,   Chief  Financial
                                            Officer,      and     Trustee     of
                                            Pauze/Swanson  United Services Funds
                                            from  November  1, 1993 to  February
                                            1996.  President,   Chief  Executive
                                            Officer   and   Trustee   of  United
                                            Services  Insurance  Fund since July
                                            22,   1994.   Director   and   Chief
                                            Financial Officer of United Services
                                            Canada   Inc.    (formerly    United
                                            Services  Advisors Wealth Management
                                            Corp.) since February 1995.

Victor Flores               Executive       Executive  Vice  President,   Chief
                            Vice            Investment  Officer  of  the  Funds
                            President,      since  February   1994.   Portfolio
                            Chief           Manager U.S. Gold Shares Fund since
                            Investment      November  1992 and U.S.  World Gold
                            Officer         Fund since January 1990.  Portfolio
                                            Manager,   U.S.  Global   Resources
                                            Fund, from January 1990 to November
                                            1992.   Vice    President,    Chief
                                            Investment  Officer and Director of
                                            U.S.   Global    Investors,    Inc.
                                            (formerly United Services Advisors,
                                            Inc.) since February 1994. Formerly
                                            Vice President,  Portfolio  Manager
                                            of U.S. Global Investors, Inc.(July
                                            1993-February   1994).   Served  as
                                            Resource  Analyst  for U.S.  Global
                                            Investors  Funds  and  U.S.  Global
                                            Investors,  Inc.  from January 1988
                                            to December 1989.

Susan B. McGee              Vice            Vice President and Secretary of the
                            President,      Trust  from  September  1995.  Vice
                            Secretary       President   and  Secretary  of  the
                                            Advisor since  September  1995. Vice
                                            President   and  Secretary  of  USSI
                                            since September 1995. Vice President
                                            and Assistant  Secretary of Accolade
                                            Funds  since  September  1995.  Vice
                                            President-Operations,  Secretary and
                                            Associate  Counsel  of  ST&FC  since
                                            September  1992  to  present;   Vice
                                            President-Operations  of ST&FC  from
                                            May 1993 to December 1994. Associate
                                            Counsel from August 1994 to present.

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                                       13

     NAME AND                  TRUST
     ADDRESS                  POSITION              PRINCIPAL OCCUPATION
--------------------        ------------    ------------------------------------

Thomas D. Tays              Vice             Vice  President - Special  Counsel,
                            President,       Securities Specialist,  Director of
                            Securities       Compliance,  Assistant Secretary of
                            Specialist,      the Advisor from  September 1995 to
                            Director of      present;     Associate     Counsel,
                            Compliance       Assistant  Secretary of the Advisor
                                             from  September  1993 to  September
                                             1995.  Vice  President,  Securities
                                             Specialist,  Director of Compliance
                                             and  Assistant   Secretary  of  USF
                                             since    September    1995.    Vice
                                             President and Secretary of Accolade
                                             Funds  since  September  1995,  was
                                             Assistant  Secretary from September
                                             1994  to   September   1995.   Vice
                                             President,   Secretary   of  United
                                             Services  Insurance Funds from June
                                             1994 to present.  Private  practice
                                             of law from 1990 to August 1993.

Kevin C. White              Chief           Chief  Accounting  Officer  of  the
                            Accounting      Advisor   from   October   1996  to
                            Officer         present.  Chief Accounting  Officer
                                            of USF from October 1996 to present.
                                            Principal   Accounting   Officer  of
                                            Accolade  Funds from  September 1996
                                            to present.  Employee of the Advisor
                                            from   November   1995  to  present.
                                            Closing  Manager  for World  Savings
                                            and  Loan  from   January   1995  to
                                            November    1995.    Controller   of
                                            Swearingen  Aircraft  from  December
                                            1991  to  January  1995.   Financial
                                            Analyst for Fox Photo from  February
                                            1991 to December 1991.

                         PRINCIPAL HOLDERS OF SECURITIES

     As of August 26, 1996, the officers and trustees of the Fund, as a group, owned less then 1% of the outstanding shares of the Fund. The Fund is aware of the following person who owned of record, or beneficially, more than 5% of the outstanding shares of the Fund at August 26, 1996:

     NAME AND ADDRESS                                    TYPE OF
         OF OWNER                     % OWNED           OWNERSHIP
----------------------------          -------           ---------

Charles Schwab & Co., Inc.             27.43%           Record(1)
San Francisco, CA 94104-4175

------------------------------------
(1) Charles Schwab & Co., Inc., a broker-dealer, has advised that no individual client owns more than 5% of the Fund.

                          INVESTMENT ADVISORY SERVICES

     The investment adviser to the Funds is U.S. Global Investors, Inc. (formerly United Services Advisors, Inc.) (the "Advisor"), a Texas corporation, pursuant to an Advisory Agreement dated October 27, 1989. Frank E. Holmes, Chief Executive Officer and Director of the Advisor, as well as a Trustee, President and Chief

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                                       14

Executive Officer of the Trust, beneficially owns more than 25% of the outstanding voting stock of the Advisor and may be deemed to be a controlling person of the Advisor.

     In addition to the services described in the Fund's prospectus, the Advisor will provide the Trust with office space, facilities and simple business equipment, and will provide the services of executive and clerical personnel for administering the affairs of the Trust. It will compensate all personnel, officers and Trustees of the Trust if such persons are employees of the Advisor or its affiliates, except that the Trust will reimburse the Advisor for a portion of the compensation of the Advisor's employees who perform certain legal services for the Trust, including state securities law regulatory compliance work, based upon the time spent on such matters for the Trust. The Advisor pays the expense of printing and mailing prospectuses and sales materials used for promotional purposes.

     The Trust pays all other expenses for its operations and activities. Each of the funds of the Trust pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditors'
expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and trustee meetings, the expenses of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of Trustees who are not "interested persons" of the Advisor, expenses of attendance by officers and Trustees at professional meetings of the Investment Company Institute, the No-Load Mutual Fund Association or similar organizations, and membership or organizational dues of such organizations, expenses of preparing and setting in type prospectuses and periodic reports and expenses of mailing them to current shareholders, cost of fidelity bond premiums, cost of maintaining the books and records of the Trust, and any other charges and fees not specifically enumerated.

     For the services and facilities provided to the Fund by the Advisor, the Fund may pay to the Advisor a monthly fee at the rate of 1/12 of 1.25% based upon the monthly average net assets of the Fund for such calendar month. The Advisor has voluntarily agreed to bear certain Fund expenses. See the prospectus section - "The Investment Advisor."

     The Advisor may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client Fund shares. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. However, in the Advisor's opinion, such laws should not preclude a bank from performing shareholder administrative and servicing functions as contemplated herein.

     The securities laws of certain states in which shares of the Trust may, from time to time, be qualified for sale require that the investment adviser reimburse the Trust for any excess of the Fund's expenses over prescribed percentages of the Fund's average net assets. Thus, the Advisor's compensation under the agreements is subject to reduction in any fiscal year to the extent that total expenses of the Fund for such year (including an investment adviser's compensation but exclusive of taxes, brokerage commissions, extraordinary expenses, and other permissible expenses) exceed the most restrictive applicable expense limitation prescribed by any state in which the Trust's shares are qualified for sale. The Advisor may obtain waivers of these state expense limitations from time to time. Such limitation is currently 2.5% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1.5% of the remaining average net assets.

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                                       15

     The  Board  of  Trustees  of  the  Trust   (including  a  majority  of  the
"disinterested Trustees") recently approved continuation of the Advisory Agreement through October 1996. The Advisory Agreement provides that it will continue initially for two years, and from year to year thereafter, with respect to each Fund, as long as it is approved at least annually both (I) by a vote of a majority of the outstanding voting securities of such Fund (as defined in the Investment Company Act of 1940) or by the Board of Trustees of the Trust, and
(ii) by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if it is assigned.

     The Trust pays the Advisor a separate management fee for each Portfolio in the Trust. Such fee is based on varying percentages of average net assets. For the three fiscal periods ended June 30, 1994, June 30, 1995 and June 30, 1996, the Trust incurred advisory fees (net of expenses paid by the Advisor or voluntary fee waivers) of, $5,021,807 $5,233,507 and $5,216,589, respectively.


                       TRANSFER AGENCY AND OTHER SERVICES

     In addition to the services performed for the funds and the Trust under the Advisory Agreement, the Advisor, through its subsidiary USSI, provides transfer agent and dividend disbursement agent services pursuant to the Transfer Agency Agreement as described in the Fund's prospectus under "Management of the Fund -- The Investment Advisor." In addition, lockbox and statement printing services are provided by USSI. The Board of Trustees approved the Transfer Agency and related agreements through October 31, 1996. For the three fiscal years ended June 30, 1994, 1995, and 1996, the Trust paid USSI total transfer agency, lockbox and printing fees of $2,313,933, $2,557,846, and $2,707,293 respectively.

     USSI also maintains the books and records of the Trust and of each Fund of the Trust and calculates their daily net asset value as described in the Fund's prospectus under "Management of the Fund -- The Investment Advisor." Total reimbursements and fees for such services for the fiscal years ending June 30, 1994, 1995, and 1996 were $354,278, $502,944, and $499,465 respectively.

     A & B Mailers, Inc., a wholly-owned subsidiary of the Advisor, provides the Trust with certain mail handling services. The charges for such services are compared to bids from competitive services on a periodic basis by the Board of Trustees. Each service is priced separately.


                      ADDITIONAL INFORMATION ON REDEMPTIONS

     SUSPENSION OF REDEMPTION PRIVILEGES: The Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period (1) when the NYSE is closed, other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"), (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Trust to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the SEC may otherwise permit.

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                                       16

                         CALCULATION OF PERFORMANCE DATA

TOTAL RETURN

     The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                          P(1 + T)n = ERV

           Where:   P   = a hypothetical initial payment of $1,000
                    T   = average annual total return
                    n   = number of years
                    ERV = ending  redeemable  value  of  a  hypothetical  $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period.

     The calculation assumes all charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

     The rate of return for the Fund for the year ended June 30, 1996, was (2.07%).

NONSTANDARDIZED TOTAL RETURN

     The Fund may provide the above described standard total return results for a period which ends as of not earlier than the most recent calendar quarter end and which begins either twelve months before or at the time of commencement of the Fund's operations. In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described under "Total Return" except that no annualization is made.

EFFECT OF FEE WAIVER AND EXPENSE REIMBURSEMENT

     All calculations of performance data in this section reflect the Advisor's fee waivers or reimbursement of a portion of the Fund's expenses, as the case may be. See "Management of The Fund(s)" in the prospectus.


                                   TAX STATUS

TAXATION OF THE FUND--IN GENERAL

     As stated in its prospectus, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund will not be liable for Federal income taxes on its taxable net investment income and capital gain net income that are distributed to shareholders, provided that the Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

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                                       17

     To qualify as a regulated investment company, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); (b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of stock or securities held less than three months (the "30% test"), and (c) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

     The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute, during each calendar year, an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its capital gain net income for the twelve-month period ending on October 31 of the calendar year and (3) any portion of the respective balance of ordinary income or capital gain net income of the prior year that was not previously distributed. The Fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

TAXATION OF THE FUND'S INVESTMENTS

     The Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the 90% test, the 30% test and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies.

TAXATION OF THE SHAREHOLDER

     Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31 if a Fund pays the dividends during the following January.

     Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing the Fund's shares just prior to a distribution may receive a return of investment upon distribution which will nevertheless be taxable to them.

     A shareholder of the Fund should be aware that a redemption of shares (including any exchange into another United Services Fund) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of the Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of any long-term capital gain recognized.

--------------------------------------------------------------------------------
             Statement of Additional Information - China Region Opportunity Fund
                                                                         Page 18

OTHER TAX CONSIDERATIONS

     Distributions to shareholders may be subject to additional state, local and non-U.S. taxes, depending on each shareholder's particular tax situation. Shareholders subject to tax in certain states may be exempt from state income tax on distributions made by the Fund to the extent such distributions are derived from interest on direct obligations of the United States Government. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in shares of the Fund.

                                    CUSTODIAN

     Bankers Trust Company acts as custodian for the Fund and, pursuant to sub-custodian agreements, the Fund will maintain its foreign securities and cash in the custody of certain eligible non-United States banks and securities depositories. Services with respect to the retirement accounts will be provided by Security Trust and Financial Company of San Antonio, Texas, a wholly-owned subsidiary of the Advisor.


                             INDEPENDENT ACCOUNTANT

     Price Waterhouse LLP, One Riverwalk Place, Ste. 900, San Antonio, Texas 78205 serves as the independent accountants for the Trust.


                              FINANCIAL STATEMENTS

     The Fund was established on October 20, 1993. The audited financial statement for the year ended June 30, 1996 is herein incorporated by reference from the Annual Report to Shareholders of that date which has been delivered with this Statement of Additional Information [unless previously provided, in which event the Trust will promptly provide another copy, free of charge, upon request to: U.S. Global Investors, Inc., P.O. Box 29467, San Antonio, Texas 78229-0467, 1-800-873-8637 or (210) 308-1234].

--------------------------------------------------------------------------------
             Statement of Additional Information - China Region Opportunity Fund
                                                                         Page 19

                           U.S. GLOBAL INVESTORS FUNDS

                          CHINA REGION OPPORTUNITY FUND

                        FEBRUARY 24, 1997, SUPPLEMENT TO
                        PROSPECTUS DATED NOVEMBER 1, 1996


                                   NAME CHANGE

To symbolize more exactly our funds' participation in worldwide economies, United Services Funds has changed its name to U.S. GLOBAL INVESTORS FUNDS.

We will continue our tradition of excellent service and maximum earnings for our shareholders. THE FUNDS THEMSELVES WILL NOT CHANGE INVESTMENT OBJECTIVES, PORTFOLIO MANAGERS OR NAME -- the trust's name, however, now illustrates our best qualities and potential for profit.

                     FUTURES CONTRACTS AND OPTIONS--PAGE 16

On occasion the U.S. Global Investors Funds-China Region Opportunity Fund ("China Fund") attracts significant shareholder purchases. When this happens, the China Fund may temporarily experience large uninvested cash balances. When the Advisor anticipates a rising market, the China Fund may establish "Bull Hedges" (also called "Anticipatory Hedges") to remain more fully invested until the Fund can make suitable investments in individual equity securities. These transactions may include purchasing financial futures contracts, purchasing call options and selling put options. The Fund will invest in such instruments only for hedging purposes.

                           U.S. GLOBAL INVESTORS FUNDS

                                U.S. INCOME FUND
                              U.S. REAL ESTATE FUND


                        FEBRUARY 24, 1997, SUPPLEMENT TO
                        PROSPECTUS DATED NOVEMBER 1, 1996


                                   NAME CHANGE

To symbolize more exactly our funds' participation in worldwide economies, United Services Funds has changed its name to U.S. GLOBAL INVESTORS FUNDS.

We will continue our tradition of excellent service and maximum earnings for our shareholders. THE FUNDS THEMSELVES WILL NOT CHANGE INVESTMENT OBJECTIVES, PORTFOLIO MANAGERS OR NAME -- the name of the trust, however, now illustrates our best qualities and potential for profit.

                           U.S. GLOBAL INVESTORS FUNDS

                              U.S. GOLD SHARES FUND
                           U.S. GLOBAL RESOURCES FUND
                              U.S. WORLD GOLD FUND

                        FEBRUARY 24, 1997, SUPPLEMENT TO
                        PROSPECTUS DATED NOVEMBER 1, 1996


                                   NAME CHANGE

To symbolize more exactly our funds' participation in worldwide economies, United Services Funds has changed its name to U.S. GLOBAL INVESTORS FUNDS.

We will continue our tradition of excellent service and maximum earnings for our shareholders. THE FUNDS THEMSELVES WILL NOT CHANGE INVESTMENT OBJECTIVES, PORTFOLIO MANAGERS OR NAME -- the name of the trust, however, now illustrates our best qualities and potential for profit.

                           U.S. GLOBAL INVESTORS FUNDS

                       U.S. TREASURY SECURITIES CASH FUND
                     U.S. GOVERNMENT SECURITIES SAVINGS FUND

                        FEBRUARY 24, 1997, SUPPLEMENT TO
                        PROSPECTUS DATED NOVEMBER 1, 1996


                                   NAME CHANGE

To symbolize more exactly our funds' participation in worldwide economies, United Services Funds has changed its name to U.S. GLOBAL INVESTORS FUNDS.

We will continue our tradition of excellent service and maximum earnings for our shareholders. THE FUNDS THEMSELVES WILL NOT CHANGE INVESTMENT OBJECTIVES, PORTFOLIO MANAGERS OR NAME -- the name of the trust, however, now illustrates our best qualities and potential for profit.

                           U.S. GLOBAL INVESTORS FUNDS

                               U.S. TAX FREE FUND
                     UNITED SERVICES NEAR-TERM TAX FREE FUND

                        FEBRUARY 24, 1997, SUPPLEMENT TO
                        PROSPECTUS DATED NOVEMBER 1, 1996


                                   NAME CHANGE

To symbolize more exactly our funds' participation in worldwide economies, United Services Funds has changed its name to U.S. GLOBAL INVESTORS FUNDS.

We will continue our tradition of excellent service and maximum earnings for our shareholders. THE FUNDS THEMSELVES WILL NOT CHANGE INVESTMENT OBJECTIVES, PORTFOLIO MANAGERS OR NAME -- the name of the trust, however, now illustrates our best qualities and potential for profit.

                           U.S. GLOBAL INVESTORS FUNDS

                          U.S. ALL AMERICAN EQUITY FUND

                        FEBRUARY 24, 1997, SUPPLEMENT TO
                        PROSPECTUS DATED NOVEMBER 1, 1996


                                   NAME CHANGE

To symbolize more exactly our funds' participation in worldwide economies, United Services Funds has changed its name to U.S. GLOBAL INVESTORS FUNDS.

We will continue our tradition of excellent service and maximum earnings for our shareholders. THE FUNDS THEMSELVES WILL NOT CHANGE INVESTMENT OBJECTIVES, PORTFOLIO MANAGERS OR NAME -- the name of the trust, however, now illustrates our best qualities and potential for profit.